Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK ALLOCATION TARGET SHARES
Prospectus Date	rr_ProspectusDate	Jul. 29, 2021
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2021